================================================================================


                       THE ALGER  |
                      RETIREMENT  |  Meeting the challenge
                            FUND  |  of investing



                                  Alger Growth
                              Retirement Portfolio

                                 Alger Small Cap
                              Retirement Portfolio

                               Alger MidCap Growth
                              Retirement Portfolio

                           Alger Capital Appreciation
                              Retirement Portfolio




                        SEMI-ANNUAL   |   April 30, 1997
                             REPORT   |   (Unaudited)

================================================================================

FELLOW SHAREHOLDERS:                                                May 23, 1997

A YEAR-TO-DATE REVIEW

Last year was a difficult year for growth stock managers, and we were no exception. Unfortunately, some of the trends which penalized growth stocks last year continued through the first four months of 1997. While 1996 is ancient history by stock market standards, events which occurred last year formed the basis for today's concerns about the market and provides the framework for the discussion which follows.

The most important question, of course, is "What will happen the rest of this year?" Essentially, the market sentiment has not changed since March 1996 with the overriding concern being that the economy is growing too quickly and that this will touch off a series of preemptive strikes on inflation by the Fed.

As we now know, the Fed did take action on March 25, 1997 and raised the Fed Funds rate by twenty-five basis points. Since then, the market has been preoccupied with whether rates would be raised again. This caused the market to fall quite abruptly; the Dow fell from 7085 in mid-March to 6392 on April 11, a drop of 9.8%. More recently, the Fed voted to leave rates unchanged at the May 20 Federal Open-Market Committee ("FOMC") meeting and the market has rebounded to new highs as concern about interest rates ebbed. These extreme fluctuations have confused many but the market does have its own internal logic. It resembles the classical definition of chaos theory. What does it portend?

Rarely has an increase in the Fed Funds rate been so long anticipated as the one on March 25, 1997. Indeed, the market has been anticipating increases in the Fed Funds rate since March of 1996, when the calm of the market was shattered by exceptionally strong employment numbers. During this time, the market has frequently overestimated the degree of strength in the economy as well as inflationary pressures building up within the system.

For all of 1996, the economy grew 2.4%, slightly less than the Fed's desired target of 2.5%. In fact, even the fourth quarter, which was originally thought to be extremely strong at 4.7%, grew only 3.8%. Moreover, the GDP deflator was at a record low of 1.5%, indicating that inflation was not a factor at all during the year -- despite substantial increases in energy and grain prices in the early part of the year.

During the first few months of 1997, there was a heightened concern about interest rates because there were a number of statistics to support the notion that the economy was growing very rapidly. On April 30, GDP was announced for the first quarter and it was a blockbuster, soaring 5.6%, which was higher than anyone expected. Upon analysis, however, 1.7% may have come purely from inventory buildup. Still, a 4% increase is quite high! I have maintained, however, that part of the strength in the economy, especially in January and February, related to the unusually pleasant weather in the Northeast. This not only had the effect of encouraging real estate activity and retail sales, but also played havoc with the seasonal adjustment factors. If my theory was true, we would expect to see a visible deceleration in economic activity in April and May. Thus far, this seems to be borne out by the most recent data. This economic deceleration first became evident when March housing starts fell 6.4%, later revised to a decrease of 7.7%. Additionally, retail sales weakened in March and April and auto sales are now down on a year-to-date basis.

Nowhere, however, is the slowing economy more evident than in the employment numbers, which is interesting because it is the centerpiece of concern about inflation. On May 2, the April data was announced and, while the jobless rate fell below 5% to the lowest level since December 1973, job creation dropped to 142,000, representing the second month of slow employment growth (March numbers were revised downward to 139,000). These paltry gains were lost in the sea of publicity surrounding the 4.9% unemployment number. However, it is clear that the job creation machine is slowing rapidly. In fact, included in the April number was a drop in manufacturing and construction jobs.

Given all of this weak economic news, it is hardly surprising that the Fed refrained from raising rates at its last FOMC meeting on May 20. Politically, of course, it would have been very poor timing for the Fed to raise rates after a bipartisan budget deal had been announced. There are, of course, those who believe that the Fed will definitely act in early July to increase rates and that the inevitable is merely being postponed for political reasons.

Clearly, however, there is no actual inflation. On May 14, the PPI for April was announced and it dropped a surprising .6% (month-over-month). Those who fear inflation should note that this is the fourth straight month of PPI deflation and the largest decline in almost four years. Excluding food and energy, the PPI declined .1%. The CPI for April increased only .1%, although the core rate did rise .3%, somewhat higher than expected.


LOOKING AHEAD

Against this backdrop, the yield on the 30-year U.S. Treasury bond has essentially traded in a range from 61/4% to 71/4% for the entire year. What this tells me is that despite the tremendous concern about the inflationary implications of a strong economy, the bond market really hasn't changed very much. Of course, what has changed is the level of the stock market. Therefore, I think it's fair to ask the question, "Is the stock market now overvalued, especially in relation to the bond market and/or short-term interest rates?"

At Alger, we have three ways of analyzing the valuation level of the market itself: 1) we compare the market to its historical relationship to the long bond; 2) we compare the market to its historical relationship to short-term interest rates; and 3) we compare the current market to its own history. All three of these models suggest that the market is fairly valued to slightly undervalued.

In the first instance, our analysis shows that during the last fifteen years the earnings yield of the S&P Industrial Average has traded between 50% and 90% of the yield on the 30-year U.S. Treasury bond. At 50%, as it was prior to the crash of '87, it is always a good time to sell. At 90%, it has always been a good time to buy. The median relationship is 70%, which is almost exactly where the market is trading at present. Based on this analysis, the market could appreciate 39% or decline 23% from its present level.

The second relationship relates the market to short-term interest rates. Here our model uses the Dow which has been an excellent predictor of market tops. Based on this model, the Dow could appreciate to 7700 given present levels of short-term interest rates. Conversely, it could sustain another 25 basis point increase in rates without becoming overvalued.

Lastly, the Dow at 7300 is trading at roughly 16.6x expected earnings. While this is in the top half of its traditional multiple range, it is no where near the high. For example, before the crash in `87, the market sold in excess of 20x expected earnings and at that time the yield on the long bond was 9%.

More striking is the relationship between the market and growth stocks. We have a matrix which comes from our research data base that relates growth stocks to the market. What we have found is that growth stocks go through a five year cycle of expansion and compression of their p/e multiples relative to the market. Presently, we are at the end of such a cycle, during which time growth stocks have traded between a zero premium and 1.7x the market. This contrasts with a historical relationship of 1.5 to 2.5x the market multiple. Presently, our model shows that large cap growth stocks are trading at 1.1x the market and small cap growth stocks are now trading at a discount (.98x the market), a highly unusual development.

In summary, we believe the following: First, unusual factors, such as the weather, exacerbated and exaggerated economic strength in the first quarter raising concern about interest rates. Secondly, the economy is now showing clear signs of deceleration. Thirdly, the major averages are fairly valued, but not overvalued. Lastly, growth stocks are dramatically undervalued compared to the larger market averages.

In reviewing the outlook for the growth stocks we follow, we have concluded that the drop in growth stock multiples does not reflect deteriorating company fundamentals, but instead, negative investor psychology. If we are correct in our view that the economy is not overheating, the fears of accelerating inflation and future interest rate increases should abate. Market psychology should improve dramatically once signs of a slowing economy become evident. We expect that investor confidence will rebuild and premiums for quality growth stocks will expand.

All of this leads us to continue to be bullish about the market in general, but especially about growth stocks from now through the end of the year.


                                            Respectfully submitted,

                                            /s/ David D. Alger
                                            ------------------

                                            David D. Alger
                                            President

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1997

   SHARES   COMMON STOCKS--94.5%                        VALUE
   ------                                               -----
            AEROSPACE--7.8%
    3,200   Allied Signal Inc.....................  $  231,200
    5,000   Boeing Company (The)..................     493,125
    5,300   Gulfstream Aerospace Corp.*...........     135,150
    2,000   Sundstrand Corp.......................      97,500
    4,500   United Technologies Corp..............     340,313
                                                    ----------
                                                     1,297,288
                                                    ----------
            AGRICULTURE--.6%
    1,300   Pioneer Hi-Bred International Inc.....      91,813
                                                    ----------
            APPAREL--.5%
    2,000   Tommy Hilfiger Corporation*...........      79,500
                                                    ----------
            APPLIANCES & TOOLS--2.9%
   15,000   Sunbeam Corp..........................     476,250
                                                    ----------
            BUSINESS SERVICES--.7%
    2,000   Cintas Corp...........................     109,500
                                                    ----------
            CHEMICALS--.7%
    3,000   Avery Dennison Corp...................     110,250
                                                    ----------
            COMMUNICATION EQUIPMENT--4.4%
    5,000   Cisco Systems, Inc.*..................     258,750
    2,200   LM Ericsson Telephone Co. ADR Cl. B...      73,975
   10,000   Tellabs, Inc.*........................     398,750
                                                    ----------
                                                       731,475
                                                    ----------
            COMMUNICATIONS--1.2%
    7,900   WorldCom Inc.*........................     189,600
                                                    ----------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--6.0%
    7,600   Hewlett-Packard Company...............     399,000
    2,200   International Business Machines Corp..     353,650
    5,100   Seagate Technology Inc.*..............     233,963
                                                    ----------
                                                       986,613
                                                    ----------
            COMPUTER SOFTWARE--5.2%
    2,800   Microsoft Corporation*................     340,200
    8,600   Oracle Corp.*.........................     341,850
    4,000   Parametric Technology Corporation*....     181,000
                                                    ----------
                                                       863,050
                                                    ----------
            CONGLOMERATE--3.3%
    5,000   General Electric Co...................     554,375
                                                    ----------
            CONSUMER PRODUCTS--5.5%
   13,900   CUC International Inc.*...............     293,638
    6,000   Gillette Co...........................     510,000
    2,600   Nabisco Holdings Corp. Cl. A..........      99,775
                                                    ----------
                                                       903,413
                                                    ----------
            ENERGY & ENERGY SERVICES--5.0%
    2,500   Diamond Offshore Drilling Inc.*.......     160,938
   10,100   Reading & Bates Corp.*................     225,988
    4,000   Schlumberger Ltd......................     443,000
                                                    ----------
                                                       829,926
                                                    ----------
            FINANCIAL SERVICES--10.2%
    1,500   Chase Manhattan Corp..................     138,938
    4,500   Citicorp..............................     506,813
    3,028   First Data Corporation................     104,466
   10,300   Money Store Inc. (The)................     222,738
    8,500   Morgan Stanley Group Inc..............     536,563
    4,900   Schwab (Charles) Corporation (The)....     179,463
                                                    ----------
                                                     1,688,981
                                                    ----------

            FOODS & BEVERAGES--1.1%
    5,100   PepsiCo, Inc..........................     177,863
                                                    ----------
            HEALTH CARE--.5%
    1,200   McKesson Corp.........................      86,850
                                                    ----------
            HEALTH MAINTENANCE
              ORGANIZATION--1.0%
    2,600   Oxford Health Plans, Inc.*............     171,275
                                                    ----------
            INSURANCE--3.7%
    3,100   American International Group, Inc. ...     398,350
    2,600   MGIC Investment Corp..................     211,250
                                                    ----------
                                                       609,600
                                                    ----------
            LEISURE & ENTERTAINMENT--3.3%
    4,500   Carnival Corporation, Cl. A...........     165,938
   20,000   International Game Technology.........     317,500
    2,900   Mirage Resorts, Incorporated*.........      58,363
                                                    ----------
                                                       541,801
                                                    ----------
            MEDICAL DEVICES--1.0%
    1,700   Becton Dickinson & Co.................      78,200
    1,200   Medtronic, Inc........................      83,100
                                                    ----------
                                                       161,300
                                                    ----------
            OIL & GAS--.2%
    1,000   Tidewater Inc.........................      40,125
                                                    ----------
            PHARMACEUTICALS--8.8%
    2,000   Bristol Myers Squibb Co...............     131,000
    5,700   Eli Lilly & Company...................     500,887
    5,700   Merck & Co., Inc......................     515,850
      800   Pfizer Inc............................      76,800
    2,400   Warner-Lambert Co.....................     235,200
                                                    ----------
                                                     1,459,737
                                                    ----------
            POLLUTION CONTROL--1.0%
    4,800   USA Waste Services, Inc.*.............     157,200
                                                    ----------
            RETAILING--7.2%
    3,100   Gucci Group N.V.......................     215,063
   10,000   Home Depot, Inc.......................     580,000
    1,900   Nine West Group Inc.*.................      75,287
   11,500   Wal-Mart Stores Inc...................     324,875
                                                    ----------
                                                     1,195,225
                                                    ----------
            SEMICONDUCTORS--10.5%
    4,600   Adaptec, Inc.*........................     170,200
    4,700   Altera Corporation*...................     232,946
    2,300   Intel Corp............................     352,187
    4,600   Linear Technology Corporation.........     231,150
    3,400   Maxim Integrated Products, Inc.*......     179,775
    2,200   Micron Technology Inc.*...............      77,550
    2,800   Texas Instruments, Incorporated.......     249,900
    5,000   Xilinx, Inc.*.........................     245,000
                                                    ----------
                                                     1,738,708
                                                    ----------
            SEMICONDUCTORS CAPITAL
              EQUIPMENT--1.7%
    5,000   Applied Materials Inc.*...............     274,375
                                                    ----------
            MISCELLANEOUS--.5%
    2,400   Service Corp. International...........      82,200
                                                    ----------
            Total Common Stocks
              (Cost $14,458,842) .................  15,608,293
                                                    ----------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1997

   SHARES   PREFERRED STOCK--1.3%                       VALUE
   ------                                               -----
            COMMUNICATION EQUIPMENT
    3,400   Nokia Corporation, ADR
              (Cost $181,430)..................... $   219,725
                                                   -----------

PRINCIPAL
 AMOUNT     SHORT-TERM CORPORATE NOTES--6.3%
---------
 $326,000   Fingerhut Owner Trust,
              5.45%, 5/2/97.......................     325,951
            Green Tree Financial Corp.,
  156,000     5.57%, 5/5/97.......................     155,903
  388,000     5.59%, 5/8/97.......................     387,578
  170,000   Merrill Lynch & Co., Inc.,
              5.42%, 5/6/97.......................     169,872
                                                   -----------

            Total Short-Term Corporate Notes
              (Cost $1,039,304)...................   1,039,304
                                                   -----------
  Total Investments
    (Cost $15,679,576) (a)...............  102.1%   16,867,322
  Liabilities In Excess of Other Assets..   (2.1)     (338,980)
                                           -----   -----------
  Net Assets.............................  100.0%  $16,528,342
                                           =====   ===========


  *Non-income producing security.
(a)At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,679,576, amounted to $1,187,746 which consisted of aggregate gross unrealized appreciation of $1,532,682 and aggregate gross unrealized depreciation of $344,936.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period


                                                                                                                       From
                                                                                                                 November 8, 1993
                                                                   SIX MONTHS                                     (COMMENCEMENT
                                                                      ENDED        YEAR ENDED       YEAR ENDED   OF  OPERATIONS)
                                                                    APRIL 30,      OCTOBER 31,      OCTOBER 31,   TO OCTOBER 31,
                                                                   1997(i)(ii)        1996             1995          1994(ii)
                                                                  ------------    ------------     -------------------------------
Net asset value, beginning of period ......................        $     9.32       $   11.65       $    10.38       $   10.00
                                                                   ----------       ---------       ----------       ---------
Net investment income (loss) ..............................              0.00(iii)      (0.01)           (0.01)          (0.03)
Net realized and unrealized gain on investments ...........              0.70            0.91             3.59             .41
                                                                   ----------       ---------       ----------       ---------
      Total from investment operations ....................              0.70            0.90             3.58             .38
Distributions from net realized gains .....................                --           (3.23)           (2.31)             --
                                                                   ----------       ---------       ----------       ---------
Net asset value, end of period ............................        $    10.02       $    9.32       $    11.65       $   10.38
                                                                   ==========       =========       ==========       =========
Total Return ..............................................               7.5%            8.2%            37.1%            3.8%
                                                                   ==========       =========       ==========       =========
Ratios and Supplemental Data:
      Net assets, end of period (000's omitted) ...........        $   16,528       $  11,325       $   13,042       $   9,365
                                                                   ==========       =========       ==========       =========
      Ratio of expenses to average net assets..............              1.06%           1.07%(iv)        1.11%(iv)       1.26%(iv)
                                                                   ==========       =========       ==========       =========
      Ratio of net investment income (loss) to
        average net assets ................................              (.09%)          (.09%)           (.18%)          (.29%)
                                                                   ==========       =========       ==========       =========
      Portfolio Turnover Rate .............................             88.42%         142.83%          133.42%         103.79%
                                                                   ==========       =========       ==========       =========
      Average Commission Rate Paid ........................        $    .0729       $   .0716
                                                                   ==========       =========


  (i) Unaudited.
 (ii) Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
 (iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.06% and 1.08% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1997


   SHARES   COMMON STOCKS--95.9%                        VALUE
   ------                                               -----
            AEROSPACE--3.1%
   31,400   Aviall Inc.*..........................  $  372,875
    5,000   BE Aerospace Inc.*....................     123,125
   12,500   Wyman Gordon Co.*.....................     262,500
                                                    ----------
                                                       758,500
                                                    ----------
            APPAREL--9.5%
   12,000   Brylane Inc.*.........................     325,500
   11,800   Gymboree Corp.*.......................     326,718
   11,000   Jones Apparel Group Inc.*.............     459,250
    9,500   Kellwood Co...........................     225,625
    7,700   Mens Wearhouse Inc....................     191,538
   14,500   Nautica Enterprises Inc.*.............     320,812
    3,600   St. John Knits Inc....................     138,150
   12,300   Warnaco Group Inc. Cl. A..............     350,550
                                                    ----------
                                                     2,338,143
                                                    ----------
            AUTOMOTIVE EQUIPMENT &
              SERVICES--.1%
    2,000   Cross-Continent Auto Retailers, Inc.*.      29,750
                                                    ----------
            BIO-TECHNOLOGY--2.1%
    5,000   DEKALB Genetics Corp. Cl. B...........     315,000
    4,700   INCYTE Pharmaceuticals, Inc.*.........     199,750
                                                    ----------
                                                       514,750
                                                    ----------
            BUILDING & CONSTRUCTION--1.0%
   19,900   Morrison Knudsen Corp.*...............     248,750
                                                    ----------
            BUSINESS SERVICES--3.2%
   15,000   G & K Services Inc. Cl. A.............     435,000
    8,700   Saville Systems PLC ADR*..............     357,788
                                                    ----------
                                                       792,788
                                                    ----------
            COMMUNICATION EQUIPMENT--3.4%
   11,100   Powerwave Technologies, Inc...........     184,538
   16,500   Tellabs, Inc.*........................     657,938
                                                    ----------
                                                       842,476
                                                    ----------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--.4%
    4,100   Read-Rite Corp.*......................     106,088
                                                    ----------
            COMPUTER SERVICES--7.4%
    5,100   Cambridge Technology Partners Inc.*...     135,788
   18,800   Keane Inc.*...........................     871,850
   14,900   Quick Response Service Inc.*..........     402,300
    4,700   Sterling Commerce, Inc.*..............     121,613
   10,600   Technology Solutions Co.*.............     279,575
                                                    ----------
                                                     1,811,126
                                                    ----------
            COMPUTER SOFTWARE--9.1%
   11,400   CBT Group PLC ADS*....................     554,325
   18,000   Electronics For Imaging Inc.*.........     706,500
   11,700   Oracle Corp.*.........................     465,075
    7,000   Parametric Technology Corporation*....     316,750
    8,600   Structural Dynamics Research Corp.*...     182,750
                                                    ----------
                                                     2,225,400
                                                    ----------
            COMPUTER TECHNOLOGY--1.0%
   10,000   Digital Microwave Corp.*..............     257,500
                                                    ----------
            CONSUMER PRODUCTS--4.5%
   24,500   Coleman Co. Inc.*.....................     379,750
    6,000   Fred Meyer, Inc.*.....................     246,750
    5,300   Helen of Troy Ltd.*...................     123,225
    8,700   Samsonite Corp.*......................     361,050
                                                    ----------
                                                     1,110,775
                                                    ----------



            ENERGY SERVICES--.3%
    4,500   Hvide Marine Inc. Cl. A*..............      77,625
                                                    ----------

            FINANCIAL SERVICES--4.5%
    2,000   CMAC Investments Corp.................      76,000
   18,300   CWM Mortgage Holdings Inc.............     363,712
   13,400   E* TRADE Group, Inc.*.................     201,000
   21,000   Money Store Inc. (The)................     454,125
                                                    ----------
                                                     1,094,837
                                                    ----------
            FOODS & BEVERAGES--3.9%
   18,000   Chiquita Brands International Inc.....     258,750
   15,300   Fine Host Corp*.......................     386,325
    6,000   JP Foodservice Inc.*..................     167,250
    6,000   Morningstar Group Inc.*...............     145,500
                                                    ----------
                                                       957,825
                                                    ----------








            HEALTH CARE--1.7%
    2,000   McKesson Corp.........................     144,750
   11,700   Omnicare, Inc.........................     285,187
                                                    ----------
                                                       429,937
                                                    ----------
            HEALTH MAINTENANCE
              ORGANIZATION--1.1%
    4,000   Oxford Health Plans, Inc.*............     263,500
                                                    ----------
            INDUSTRIAL EQUIPMENT--1.5%
    9,100   Valmont Industries Inc................     362,863
                                                    ----------
            INSURANCE--1.3%
    7,500   Vesta Insurance Group Inc.............     313,125
                                                    ----------
            LEISURE & ENTERTAINMENT--1.4%
   14,800   Cinar Films, Inc. Cl. B.*.............     336,700
                                                    ----------
            MEDICAL DEVICES--4.2%
    7,500   Acuson Corp.*.........................     181,875
   10,650   ESC Medical Systems Ltd...............     286,218
   25,200   Hologic, Inc.*........................     522,900
    2,000   Mentor Corp...........................      46,250
                                                    ----------
                                                     1,037,243
                                                    ----------
            MEDICAL SERVICES--1.6%
    3,600   Express Scripts Inc. Cl. A*...........     132,300
   15,000   Hooper Holmes Inc.....................     260,625
                                                    ----------
                                                       392,925
                                                    ----------
            MEDICAL TECHNOLOGY--.5%
    5,000   Curative Health Services Inc.*........     118,125
                                                    ----------
            OIL & GAS--1.0%
    6,400   Global Industries LTD ................     134,400
    5,000   Varco International Inc.*.............     115,000
                                                    ----------
                                                       249,400
                                                    ----------
            PAPER PACKAGING &
              FOREST PRODUCTS--.7%
    3,600   Sealed Air Corp.*.....................     166,500
                                                    ----------
            PHARMACEUTICALS--.7%
    5,800   Dura Pharmaceuticals, Inc.*...........     168,200
                                                    ----------
            POLLUTION CONTROL--2.3%
    7,400   USA Waste Services, Inc.*.............     242,350
    9,700   United Waste Systems, Inc.*...........     327,375
                                                    ----------
                                                       569,725
                                                    ----------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1997


   SHARES   COMMON STOCKS--(Continued)                  VALUE
   ------                                               -----
            RETAILING--3.7%
    7,500   Bed Bath & Beyond Inc.*...............  $  205,312
    7,900   Stage Stores, Inc.*...................     163,925
    9,600   TJX Companies, Inc....................     453,600
    3,500   West Marine Inc.*.....................      91,000
                                                    ----------
                                                       913,837
                                                    ----------
            SEMICONDUCTORS--13.7%
   13,900   Adaptec, Inc.*........................     514,300
   16,000   Altera Corporation*...................     793,007
   10,200   Linear Technology Corporation.........     512,550
   10,200   Maxim Integrated Products, Inc.*......     539,325
    3,300   Micron Technology Inc.*...............     116,325
    4,300   Texas Instruments, Incorporated.......     383,775
   10,100   Xilinx, Inc.*.........................     494,900
                                                    ----------
                                                     3,354,182
                                                    ----------
            SEMICONDUCTORS CAPITAL
              EQUIPMENT--4.5%
    8,000   Applied Materials Inc.*...............     439,000
    3,300   ASM Lithography Holding NV*...........     262,350
   14,000   Kulicke & Soffa Industries Inc.*......     391,131
                                                    ----------
                                                     1,092,481
                                                    ----------
            TRANSPORTATION--2.5%
   20,000   Coach USA Inc.*.......................     510,000
    5,000   Knightsbridge Tankers Ltd.............     113,750
                                                    ----------
                                                       623,750
                                                    ----------
            Total Common Stocks
              (Cost $20,198,457) .................  23,558,826
                                                    ----------




PRINCIPAL
  AMOUNT    SHORT-TERM CORPORATE NOTES--5.4%            VALUE
---------                                               -----

 $146,000   Green Tree Financial Corp.,
              5.59%, 5/8/97.......................   $ 145,841
  583,000   Merrill Lynch & Co., Inc.,
              5.50%, 5/14/97......................     581,842
  589,000   Wood Street Funding Corp.,
              5.55%, 5/7/97 (a)...................     588,456
                                                    ----------

            Total Short-Term Corporate Notes
              (Cost $1,316,139)...................   1,316,139
                                                    ----------

  Total Investments
    (Cost $21,514,596) (b) ..............  101.3%   24,874,965
  Liabilities In Excess of Other Assets..   (1.3)     (328,251)
                                           -----   -----------
  Net Assets.............................  100.0%  $24,546,714
                                           =====   ===========

  * Non-income producing security.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
(b) At April 30, 1997 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $21,514,596, amounted to $3,360,369, which consisted of aggregate gross unrealized appreciation of $3,875,704 and aggregate gross unrealized depreciation of $515,335.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER SMALL CAP RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                                                                       From
                                                                                                                 November 8, 1993
                                                                   SIX MONTHS                                     (COMMENCEMENT
                                                                      ENDED        YEAR ENDED       YEAR ENDED   OF  OPERATIONS)
                                                                    APRIL 30,      OCTOBER 31,      OCTOBER 31,   TO OCTOBER 31,
                                                                   1997(i)(ii)        1996             1995          1994(ii)
                                                                  ------------    ------------     -------------------------------
Net asset value, beginning of period.......................         $   17.87        $  17.92        $   10.83       $   10.00
                                                                    ---------        --------        ---------       ---------
Net investment income (loss)...............................             (0.08)          (0.05)           (0.07)          (0.07)
Net realized and unrealized gain (loss) on investments.....             (1.56)           1.72             7.23             .90
                                                                    ---------        --------        ---------       ---------
    Total from investment operations.......................             (1.64)           1.67             7.16             .83
Distributions from net realized gains......................                --           (1.72)           (0.07)             --
                                                                    ---------        --------        ---------       ---------
Net asset value, end of period.............................         $   16.23        $  17.87        $   17.92       $   10.83
                                                                    =========        ========        =========       =========
Total Return...............................................              (9.2%)           9.2%            66.2%            8.3%
                                                                    =========        ========        =========       =========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)................         $  24,547        $ 30,043        $  23,002       $   9,513
                                                                    =========        ========        =========       =========
  Ratio of expenses to average net assets .................              1.05%           1.05%(iii)       1.13%(iii)      1.47%(iii)
                                                                    =========        ========        =========       =========
  Ratio of net investment income (loss) to
    average net assets.....................................              (.62%)          (.54%)           (.73%)          (.80%)
                                                                    =========        ========        =========       =========
  Portfolio Turnover Rate..................................             78.71%         182.49%          104.84%         186.76%
                                                                    =========        ========        =========       =========
  Average Commission Rate Paid.............................         $   .0689        $  .0629
                                                                    =========        ========



  (i) Unaudited.
 (ii) Ratios have been annualized; total return has not been annualized.
(iii) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.03% and 1.06% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1997


   SHARES   COMMON STOCKS--89.6%                        VALUE
   ------                                               -----
            AEROSPACE--2.4%
    4,200   Gulfstream Aerospace Corp.*...........   $ 107,100
      500   Sundstrand Corp.......................      24,375
                                                     ---------
                                                       131,475
                                                     ---------
            APPLIANCES & TOOLS--3.4%
    5,800   Sunbeam Corp..........................     184,150
                                                     ---------
            APPAREL--2.8%
    2,500   Nautica Enterprises Inc.*.............      55,313
    2,000   Warnaco Group Inc. Cl. A..............      57,000
    1,000   Tommy Hilfiger Corporation*...........      39,750
                                                     ---------
                                                       152,063
                                                     ---------
            BIO-TECHNOLOGY--.3%
    1,000   BioChem Pharma Inc.*..................      17,984
                                                     ---------
            BUSINESS SERVICES--1.9%
    1,000   Cintas Corp...........................      54,750
    1,000   Paychex, Inc..........................      46,812
                                                     ---------
                                                       101,562
                                                     ---------
            CHEMICALS--1.0%
    1,500   Avery Dennison Corp...................      55,125
                                                     ---------
            COMMUNICATION EQUIPMENT--4.7%
    2,000   Cisco Systems, Inc.*..................     103,500
    3,800   Tellabs, Inc.*........................     151,525
                                                     ---------
                                                       255,025
                                                     ---------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--3.5%
      900   Read-Rite Corp.*......................      23,288
    3,700   Seagate Technology Inc.*..............     169,738
                                                     ---------
                                                       193,026
                                                     ---------
            COMPUTER SERVICES--1.7%
    3,600   Sterling Commerce, Inc.*..............      93,150
                                                     ---------
            COMPUTER SOFTWARE--5.7%
    3,500   Electronics For Imaging Inc.*.........     137,375
    3,800   Parametric Technology Corporation*....     171,950
                                                     ---------
                                                       309,325
                                                     ---------
            CONSUMER PRODUCTS--2.6%
    6,750   CUC International Inc.*...............     142,594
                                                     ---------
            ENERGY & ENERGY SERVICES--2.3%
    5,500   Reading & Bates Corp.*................     123,063
                                                     ---------
            FINANCIAL SERVICES--7.9%
    3,000   CWM Mortgage Holdings Inc.............      59,625
    3,400   Equifax, Inc..........................      97,750
    7,700   Money Store Inc. (The)................     166,513
    3,000   Schwab (Charles) Corporation (The)....     109,875
                                                     ---------
                                                       433,763
                                                     ---------
            FOODS & BEVERAGES--.5%
    2,000   Chiquita Brands International Inc.....      28,750
                                                     ---------
            HEALTH CARE--2.7%
    2,500   Elan Corp PLC-ADR*....................      85,000
      900   McKesson Corp.........................      65,138
                                                     ---------
                                                       150,138
                                                     ---------
            HEALTH MAINTENANCE
              ORGANIZATION--1.6%
    1,300   Oxford Health Plans, Inc.*............      85,638
                                                     ---------
            INSURANCE--2.4%
    1,600   MGIC Investment Corp..................     130,000
                                                     ---------
            LEISURE & ENTERTAINMENT--3.7%
      700   Carnival Corporation Class A..........      25,812
   10,000   International Game Technology.........     158,750
    1,000   Mirage Resorts, Incorporated*.........      20,125
                                                     ---------
                                                       204,687
                                                     ---------
            MEDICAL SERVICES--2.0%
      500   Cardinal Health, Inc. ................      26,625
    3,000   PhyCor, Inc.* ........................      79,875
                                                     ---------
                                                       106,500
                                                     ---------
            METALS--2.2%
      900   Special Metals Corp.*.................      12,713
    4,100   Titanium Metals Corporation*..........     106,088
                                                     ---------
                                                       118,801
                                                     ---------
            OIL & GAS--.2%
      300   Tidewater Inc.........................      12,037
                                                     ---------










            PAPER PACKAGING &
              FOREST PRODUCTS--2.5%
    3,000   Sealed Air Corp.*.....................     138,750
                                                     ---------
            POLLUTION CONTROL--3.3%
    1,600   USA Waste Services, Inc.*.............      52,400
    2,000   U.S. Filter Corp.*....................      60,750
    2,000   United Waste Systems, Inc.*...........      67,500
                                                     ---------
                                                       180,650
                                                     ---------
            REAL ESTATE--1.3%
    1,100   Vornado Realty Trust..................      69,988
                                                     ---------
            RETAILING--5.3%
    1,600   Gucci Group N.V.......................     111,000
      600   Nine West Group Inc.*.................      23,775
    2,000   TJX Companies, Inc....................      94,500
    2,300   West Marine Inc.*.....................      59,800
                                                     ---------
                                                       289,075
                                                     ---------
            SEMICONDUCTORS--14.7%
    4,100   Adaptec, Inc.*........................     151,700
    3,900   Altera Corporation*...................     193,296
    3,400   Linear Technology Corporation.........     170,850
    3,300   Maxim Integrated Products, Inc.*......     174,487
    2,300   Xilinx, Inc.*.........................     112,700
                                                     ---------
                                                       803,033
                                                     ---------
            SEMICONDUCTORS CAPITAL
              EQUIPMENT--4.8%
    2,300   Applied Materials Inc.*...............     126,212
    1,000   ASM Lithography Holding NV*...........      79,500
    2,000   Kulicke & Soffa Industries Inc.*......      55,876
                                                     ---------
                                                       261,588
                                                     ---------
            TRANSPORTATION--2.2%
    4,700   Coach USA Inc*........................     119,850
                                                     ---------

            Total Common Stocks
              (Cost $4,684,400) ..................   4,891,790
                                                     ---------

            PREFERRED STOCK--2.7%
            COMMUNICATION EQUIPMENT
    2,300   Nokia Corporation, ADR
              (Cost $105,639) ....................     148,638
                                                     ---------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 1997


PRINCIPAL
  AMOUNT    SHORT-TERM CORPORATE NOTES--15.0%           VALUE
---------                                               -----

 $112,000   Cooperative Association of
              Tractor Dealers Inc.,
              5.53%, 5/5/97.......................   $ 111,932
  177,000   Countrywide Funding Corporation,
              5.57%, 5/5/97.......................     177,005
  141,000   Fingerhut Owner Trust,
              5.45%, 5/2/97.......................     140,978
  225,000   Green Tree Financial Corp.,
              5.57%, 5/5/97.......................     224,860
  164,000   Merrill Lynch & Co., Inc.,
              5.50%, 5/14/97......................     163,670
                                                     ---------

            Total Short-Term Corporate Notes
              (Cost $818,445) ....................     818,445
                                                     ---------

  Total Investments
    (Cost $5,608,484) (a) ...............  107.3%    5,858,873
  Liabilities In Excess of Other Assets..   (7.3)     (400,457)
                                           -----   -----------
  Net Assets.............................  100.0%  $ 5,458,416
                                           =====   ===========


  *Non-income producing security.
(a)At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,608,484, amounted to $250,389 which consisted of aggregate gross unrealized appreciation of $442,090 and aggregate gross unrealized depreciation of $191,701.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER MIDCAP GROWTH RETIREMENT PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period

                                                                                                                        FROM
                                                                                                                  NOVEMBER 8, 1993
                                                                   SIX MONTHS                                      (COMMENCEMENT
                                                                      ENDED        YEAR ENDED       YEAR ENDED     OF OPERATIONS)
                                                                    APRIL 30,      OCTOBER 31,      OCTOBER 31,    TO OCTOBER 31,
                                                                   1997(i)(ii)        1996             1995           1994(ii)
                                                                  ------------    ------------     -------------  ----------------
Net asset value, beginning of period ......................         $   14.48        $  16.34        $   11.66       $   10.00
                                                                    ---------        --------        ---------       ---------
Net investment loss .......................................             (0.06)(iii)     (0.07)           (0.07)          (0.09)
Net realized and unrealized gain (loss) on investments ....             (0.09)           1.09             6.07            1.75
                                                                    ---------        --------        ---------       ---------
      Total from investment operations ....................             (0.15)           1.02             6.00            1.66
Distributions from net realized gains .....................                --           (2.88)           (1.32)             --
                                                                    ---------        --------        ---------       ---------
Net asset value, end of period ............................         $   14.33        $  14.48        $   16.34       $   11.66
                                                                    =========        ========        =========       =========
Total Return ..............................................              (1.0%)           6.2%            54.1%           16.6%
                                                                    =========        ========        =========       =========
Ratios and Supplemental Data:
      Net assets, end of period (000's omitted) ...........         $   5,458        $  9,726        $  10,914       $   6,774
                                                                    =========        ========        =========       =========
      Ratio of expenses to average net assets .............              1.29%           1.16%(iv)        1.23%(iv)       1.53%(iv)
                                                                    =========        ========        =========       =========
      Ratio of net investment income (loss) to
        average net assets ................................              (.80%)          (.45%)           (.69%)          (.89%)
                                                                    =========        ========        =========       =========
      Portfolio Turnover Rate .............................             86.06%         170.21%          132.74%         134.06%
                                                                    =========        ========        =========       =========
      Average Commission Rate Paid.........................         $   .0696        $  .0682
                                                                    =========        ========




  (i) Unaudited.
 (ii) Ratios have been annualized; total return has not been annualized.
(iii) Amount was computed based on average shares outstanding during the period.
 (iv) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.14% and 1.16% for the years ended October 31, 1996 and 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 1997

   SHARES   COMMON STOCKS--94.6%                        VALUE
   ------                                               -----
            AEROSPACE--8.1%
      600   Allied Signal Inc.....................    $ 43,350
    1,500   Boeing Company (The)..................     147,938
    1,700   United Technologies Corp. ............     128,563
                                                      --------
                                                       319,851
                                                      --------
            CHEMICALS--.9%
    1,000   Avery Dennison Corp...................      36,750
                                                      --------
            COMMUNICATION EQUIPMENT--4.0%
      600   Cisco Systems, Inc.*..................      31,050
      700   LM Ericsson Telephone Co. ADR Cl. B...      23,538
    2,600   Tellabs, Inc.*........................     103,675
                                                      --------
                                                       158,263
                                                      --------
            COMMUNICATIONS--1.0%
    1,700   WorldCom Inc.*........................      40,800
                                                      --------
            COMPUTER RELATED &
              BUSINESS EQUIPMENT--4.7%
    1,100   Hewlett-Packard Company...............      57,750
      500   International Business Machines Corp..      80,375
    1,000   Seagate Tecnnology Inc.*..............      45,875
                                                      --------
                                                       184,000
                                                      --------
            COMPUTER SOFTWARE--10.7%
    3,000   Electronics For Imaging Inc.*.........     117,750
    1,300   Microsoft Corporation*................     157,950
    2,100   Oracle Corp.*.........................      83,475
    1,400   Parametric Technology Corporation*....      63,350
                                                      --------
                                                       422,525
                                                      --------
            CONSUMER PRODUCTS--3.6%
      500   Colgate Palmolive Co..................      55,500
    1,000   Gillette Co...........................      85,000
                                                      --------
                                                       140,500
                                                      --------
            ENERGY & ENERGY SERVICES--3.9%
      500   Diamond Offshore Drilling Inc.*.......      32,188
    1,000   Reading & Bates Corp.*................      22,375
      900   Schlumberger Ltd......................      99,675
                                                      --------
                                                       154,238
                                                      --------
            FINANCIAL SERVICES--11.6%
      900   Chase Manhattan Corp..................      83,363
    1,500   Citicorp..............................     168,938
    2,000   Money Store Inc. (The)................      43,250
    1,200   Morgan Stanley Group Inc..............      75,750
    2,300   Schwab (Charles) Corporation (The)....      84,238
                                                      --------
                                                       455,539
                                                      --------
            HEALTH CARE--.5%
      300   McKesson Corp.........................      21,713
                                                      --------
            HEALTH MAINTENANCE
              ORGANIZATION--1.7%
    1,000   Oxford Health Plans, Inc.*............      65,875
                                                      --------
            INSURANCE--3.3%
    1,000   American International Group, Inc.....     128,500
                                                      --------
            LEISURE & ENTERTAINMENT--.5%
      500   Carnival Corporation, Cl. A...........      18,438
                                                      --------
            MEDICAL DEVICES--3.1%
    1,400   Becton Dickinson & Co.................      64,400
    1,800   Hologic, Inc.*........................      37,350
      300   Medtronic, Inc........................      20,775
                                                      --------
                                                       122,525
                                                      --------
            OIL & GAS--2.4%
    1,200   Halliburton Co........................      84,750
      200   Tidewater Inc.........................       8,025
                                                      --------
                                                        92,775
                                                      --------
            PHARMACEUTICALS--10.1%
    1,200   Bristol Myers Squibb Co...............      78,600
    1,600   Eli Lilly & Company...................     140,600
    1,100   Merck & Co.,lnc.......................      99,550
      200   Pfizer Inc............................      19,200
      600   Warner-Lambert Co.....................      58,800
                                                      --------
                                                       396,750
                                                      --------
            POLLUTION CONTROL--.9%
    1,100   USA Waste Services, Inc.*.............      36,025
                                                      --------
            RETAILING--4.6%
      500   Gucci Group N.V.......................      34,688
    1,600   Home Depot, Inc.......................      92,800
    1,100   TJX Companies, Inc....................      51,975
                                                      --------
                                                       179,463
                                                      --------








            SEMICONDUCTORS--15.4%
    2,200   Adaptec, Inc.*........................      81,400
    2,000   Altera Corporation*...................      99,126
      600   Intel Corp............................      91,875
    1,600   Linear Technology Corporation.........      80,400
    1,400   Maxim Integrated Products, Inc.*......      74,025
      500   Micron Technology Inc.*...............      17,625
      700   Texas Instruments, Incorporated.......      62,475
    2,000   Xilinx, Inc.*.........................      98,000
                                                      --------
                                                       604,926
                                                      --------
            SEMICONDUCTORS CAPITAL
              EQUIPMENT--3.6%
    1,600   Applied Materials Inc.*...............      87,800
    2,000   Kulicke & Soffa Industries Inc.*......      55,876
                                                      --------
                                                       143,676
                                                      --------

            Total Common Stocks
              (Cost $3,283,298) ..................   3,723,132
                                                     ---------

            PREFERRED STOCK--1.8%
            COMMUNICATION EQUIPMENT
    1,000   Nokia Corporation, ADR
              (Cost $56,639) .....................      71,088
                                                     ---------

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)


PRINCIPAL
  AMOUNT    SHORT-TERM CORPORATE NOTES--6.3%             VALUE
---------                                                -----

 $124,000   Merrill Lynch & Co., Inc.,
              5.50%, 5/14/97......................  $  123,754
  124,000   Philip Morris Cos. Inc.,
              5.48%, 5/14/97......................     123,754
                                                    ----------

            Total Short-Term Corporate Notes
              (Cost $247,508) ....................     247,508
                                                    ----------

  Total Investments
    (Cost $3,587,445) (a)................   102.7%   4,041,728
  Liabilities In Excess of Other Assets..    (2.7)    (108,050)
                                            -----   ----------
  Net Assets ............................   100.0%  $3,933,678
                                            =====   ==========





  *Non-income producing security.
(a)At April 30, 1997, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,587,445, amounted to $454,283 which consisted of aggregate gross unrealized appreciation of $483,277 and aggregate gross unrealized depreciation of $28,994.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO(i)
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period




                                                                                                                        FROM
                                                                                                                  NOVEMBER 8, 1993
                                                                   SIX MONTHS                                      (COMMENCEMENT
                                                                      ENDED        YEAR ENDED       YEAR ENDED     OF OPERATIONS)
                                                                    APRIL 30,      OCTOBER 31,      OCTOBER 31,    TO OCTOBER 31,
                                                                  1997(ii)(iii)       1996             1995           1994(iii)
                                                                  ------------    ------------     ------------  -----------------
Net asset value, beginning of period ......................         $    9.88       $   12.72       $    10.08       $   10.00
                                                                    ---------       ---------       ----------       ---------
Net investment loss .......................................             (0.05)(iv)      (0.07)           (0.19)          (0.23)
Net realized and unrealized gain on investments ...........              0.36            0.83             5.30            0.31
                                                                    ---------       ---------       ----------       ---------
      Total from investment operations ....................              0.31            0.76             5.11            0.08
Distributions from net realized gain ......................                --           (3.60)           (2.47)             --
                                                                    ---------       ---------       ----------       ---------
Net asset value, end of period ............................         $   10.19       $    9.88       $    12.72       $   10.08
                                                                    =========       =========       ==========       =========
Total Return ..............................................               3.1%            6.1%            54.4%            0.8%
                                                                    =========       =========       ==========       =========
Ratios and Supplemental Data:
      Net assets, end of period (000's omitted) ...........         $   3,934       $   6,703       $    8,116       $   5,251
                                                                    =========       =========       ==========       =========
      Ratio of expenses excluding interest to
        average net assets ................................              1.46%           1.37%            1.43%           1.78%
                                                                    =========       =========       ==========       =========
      Ratio of expenses including interest to
        average net assets.................................              1.63%           1.44%(v)         2.70%(v)        2.87%(v)
                                                                    =========       =========       ==========       =========
      Ratio of net investment income (loss) to
        average net assets ................................             (1.06%)         (0.94%)          (2.32%)         (2.53%)
                                                                    =========       =========       ==========       =========
Portfolio Turnover Rate ...................................             72.06%         203.46%          188.53%         229.11%
                                                                    =========       =========       ==========       =========
Average Commission Rate Paid ..............................         $   .0701       $   .0668               --              --
                                                                    =========       =========       ==========       =========
Amount of debt outstanding at end of period ...............         $      --       $      --       $  302,600       $ 955,600
                                                                    =========       =========       ==========       =========
Average amount of debt outstanding during
  the period ..............................................         $ 154,834       $  62,130       $  939,600       $ 826,076
                                                                    =========       =========       ==========       =========
Average daily number of shares outstanding
  during the period........................................           566,047         595,051          565,805         515,270
                                                                    =========       =========       ==========       =========
Average amount of debt per share during
  the period ..............................................         $     .27       $     .10       $     1.66       $    1.60
                                                                    =========       =========       ==========       =========



(i) Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.
(ii)  Unaudited.
(iii) Ratios have been annualized; total return has not been annualized.
(iv)  Amount was computed based on average shares outstanding during the period.
(v) Reflects total expenses, including custody fees offset by earnings credits resulting from balances left on deposit. The expense ratio net of earnings credits would have been 1.42% and 2.66% for the years ended October 31, 1996 and October 31, 1995, respectively. The expense ratio for the period ended October 31, 1994 has been reduced to reflect the effect of custody fees offset by earnings credits.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

April 30, 1997

                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                           ----------           ----------           ---------            ---------
ASSETS:
Investments in securities, at value (identified cost*)-
  see accompanying schedules of investments.............  $16,867,322          $24,874,965          $5,858,873           $4,041,728
Cash....................................................           --               82,609               1,069                1,213
Receivable for investment securities sold...............      171,333              468,419             156,166              146,003
Receivable for shares of beneficial interest sold.......          150              100,900                  --                   --
Dividends receivable....................................        6,879                9,256               1,895                2,037
Prepaid expenses and other assets.......................        3,308                5,614               3,159                2,904
                                                          -----------          -----------          ----------           ----------
    Total Assets........................................   17,048,992           25,541,763           6,021,162            4,193,885
                                                          -----------          -----------          ----------           ----------

LIABILITIES:
Payable for investment securities purchased.............      445,107              950,872             545,883              240,322
Bank overdraft..........................................       48,296                   --                  --                   --
Interest payable........................................           --                   --                  --                4,906
Payable for shares of beneficial interest redeemed......          827                   --                  --                   --
Accrued investment management fees......................        9,790               16,917               3,565                2,630
Accrued expenses........................................       16,630               27,260              13,298               12,349
                                                          -----------          -----------          ----------           ----------
    Total Liabilities...................................      520,650              995,049             562,746              260,207
                                                          -----------          -----------          ----------           ----------
NET ASSETS..............................................  $16,528,342          $24,546,714          $5,458,416           $3,933,678
                                                          ===========          ===========          ==========           ==========
Net Assets Consist of:
  Paid-in capital.......................................  $11,749,310          $18,125,212          $1,522,651           $1,675,963
  Undistributed net investment income
    (accumulated loss)..................................      (61,935)            (404,735)           (187,338)            (368,430)
  Undistributed net realized gain.......................    3,653,221            3,465,868           3,872,714            2,171,862
  Net unrealized appreciation...........................    1,187,746            3,360,369             250,389              454,283
                                                          -----------          -----------          ----------           ----------
NET ASSETS..............................................  $16,528,342          $24,546,714          $5,458,416           $3,933,678
                                                          ===========          ===========          ==========           ==========

Shares of beneficial interest outstanding--Note 6........   1,649,812            1,512,461             381,040              385,93
                                                          ===========          ===========          ==========           ==========

NET ASSET VALUE PER SHARE...............................  $     10.02          $     16.23          $    14.33           $    10.19
                                                          ===========          ===========          ==========           ==========
*Identified cost........................................  $15,679,576          $21,514,596          $5,608,484           $3,587,445
                                                          ===========          ===========          ==========           ==========


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF OPERATIONS (Unaudited)

For the six months ended April 30, 1997

                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                            ---------           ----------           ---------            ---------
INVESTMENT INCOME
Income:
  Dividends.............................................    $  55,773           $   22,286           $  10,026            $  15,324
  Interest..............................................       19,584               38,841              10,596                1,037
                                                            ---------           ----------           ---------            ---------
    Total income........................................       75,357               61,127              20,622               16,361
                                                            ---------           ----------           ---------            ---------

Expenses:
  Management fees--Note 3(a).............................      58,188              121,450              33,714               24,445
  Interest on line of credit utilized--Note 5............          --                   --                  --                4,906
  Custodian fees........................................        6,147                6,520               5,973                3,915
  Transfer agent fees--Note 3(c).........................       1,250                1,250               1,250                1,250
  Professional fees.....................................        4,230                4,230               4,230                4,230
  Trustees' fees........................................        2,976                2,976               2,976                2,976
  Miscellaneous.........................................        9,380               13,801               6,073                5,034
                                                            ---------           ----------           ---------            ---------
    Total Expenses......................................       82,171              150,227              54,216               46,756
                                                            ---------           ----------           ---------            ---------
NET INVESTMENT (LOSS)...................................       (6,814)             (89,100)            (33,594)             (30,395)
                                                            ---------           ----------           ---------            ---------
REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments...............    1,661,782           (1,062,435)          1,259,906              859,805
  Net change in unrealized depreciation
    on investments......................................     (411,162)          (1,248,009)           (993,194)            (543,647)
                                                            ---------           ----------           ---------            ---------
  Net realized and unrealized gain (loss)
    on investments......................................    1,250,620           (2,310,444)            266,712              316,158
                                                            ---------           ----------           ---------            ---------
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...........................   $1,243,806          $(2,399,544)          $ 233,118            $ 285,763
                                                           ==========          ===========           =========            =========



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
ALGER CAPITAL APPRECIATION RETIREMENT PORTFOLIO

STATEMENT OF CASH FLOWS (Unaudited)

For the six months ended April 30, 1997
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN CASH:
Cash flows from operating activities:
  Dividends received......................................   $    14,249
  Interest received.......................................         1,037
  Operating expenses paid.................................       (45,113)
  Purchase of investment securities.......................    (4,357,722)
  Purchase of short-term securities, net..................      (247,508)
  Proceeds from disposition of investment securities......     7,619,759
  Other...................................................           662
                                                             -----------
    Net cash provided by operating activities.............     2,985,364
                                                             -----------

Cash flows from financing activities:
  Proceeds from shares sold...............................       189,738
  Payments on shares redeemed.............................    (3,238,661)
                                                             -----------
    Net cash used in financing activities.................    (3,048,923)
                                                             -----------
Net decrease in cash......................................       (63,559)
Cash--beginning of year...................................        64,772
                                                             -----------
Cash--end of year.........................................   $     1,213
                                                             ===========
RECONCILIATION  OF NET INCREASE IN NET ASSETS TO
  NET CASH  PROVIDED BY OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations....   $   285,763
  Decrease in investments.................................     2,981,278
  Decrease in receivable for investment securities sold...       275,242
  Increase in dividends receivable........................        (1,075)
  Decrease in payable for investment securities purchased.      (241,991)
  Net realized gain on investments........................      (859,805)
  Net decrease in unrealized appreciation on investments..       543,647
  Increase in accrued expenses and other liabilities......         1,643
  Net decrease in other assets............................           662
                                                             -----------
    Net cash provided by operating activities.............   $ 2,985,364
                                                             -----------



                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

For the six months ended April 30, 1997

                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO*
                                                           ----------          -----------          ----------            ---------

Net investment loss.....................................   $   (6,814)         $   (89,100)         $  (33,594)           $ (30,395)
Net realized gain (loss) on investments.................    1,661,782           (1,062,435)          1,259,906              859,805
Net change in unrealized appreciation (depreciation)
  on investments........................................     (411,162)          (1,248,009)           (993,194)            (543,647)
                                                           ----------          -----------          ----------            ---------

  Net increase (decrease) in net assets resulting
    from operations.....................................    1,243,806           (2,399,544)            233,118              285,763
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6..........................   3,959,380           (3,096,477)         (4,500,625)          (3,055,456)
                                                           ----------          -----------          ----------            ---------

    Total increase (decrease)...........................    5,203,186           (5,496,021)         (4,267,507)          (2,769,693)
Net Assets:
  Beginning of period...................................   11,325,156           30,042,735           9,725,923            6,703,371
                                                           ----------          -----------          ----------            ---------

  End of period.........................................  $16,528,342          $24,546,714         $ 5,458,416           $3,933,678
                                                          ===========          ===========         ===========           ==========
Undistributed net investment income (accumulated loss)..  $   (61,935)         $  (404,735)        $  (187,338)          $ (368,430)
                                                          ===========          ===========         ===========           ==========




--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the year ended October 31, 1996

                                                                                                       MIDCAP              CAPITAL
                                                              GROWTH             SMALL CAP             GROWTH           APPRECIATION
                                                             PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO*
                                                           ----------          -----------          ----------            ---------

Net investment loss.....................................   $  (10,182)         $  (142,689)         $  (45,315)           $ (64,933)
Net realized gain on investments........................    1,959,971            4,416,600           2,505,853            1,069,584
Net change in unrealized (depreciation)
  on investments........................................     (897,060)          (1,945,398)         (1,800,673)            (565,660)
                                                           ----------          -----------          ----------            ---------

  Net increase in net assets resulting from operations..    1,052,729            2,328,513             659,865              438,991
Dividends to Shareholders:
  Net realized gains....................................   (2,895,406)          (2,507,225)         (1,618,472)          (1,765,311)
Net increase (decrease) from shares of beneficial
  interest transactions--Note 6..........................     126,096            7,219,881            (229,799)             (86,328)
                                                           ----------          -----------          ----------            ---------

    Total increase (decrease)...........................   (1,716,581)           7,041,169          (1,188,406)          (1,412,648)
Net Assets:
  Beginning of year.....................................   13,041,737           23,001,566          10,914,329            8,116,019
                                                           ----------          -----------          ----------            ---------

  End of year...........................................  $11,325,156          $30,042,735         $ 9,725,923           $6,703,371
                                                          ===========          ===========         ===========           ==========


Undistributed net investment income (accumulated loss)..  $   (55,121)         $  (315,635)        $  (153,744)          $ (338,035)
                                                          ===========          ===========         ===========           ==========




*Prior to April 12, 1996, the Alger Capital Appreciation Retirement Portfolio was the Alger Defined Contribution Leveraged AllCap Portfolio.





                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)


NOTE 1--General:

   The Alger Retirement Fund (the "Fund"), is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company and currently issues four classes of shares of beneficial interest --Growth Portfolio, Small Cap Portfolio, MidCap Growth Portfolio and Capital Appreciation Portfolio (the "Portfolios").

NOTE 2--Significant Accounting Policies:

   (a) INVESTMENT VALUATION: Investments of the Portfolios are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

   Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

   Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

   (b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

   (c) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Portfolios, dividends from net investment income and dividends from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

   (d) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance.

   (e) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them. Organizational expenses are being amortized from the date operations commenced over a five year period.

   (f) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.


NOTE 3--Investment Management Fees and Other Transactions with Affiliates:

   (a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Portfolio, pursuant to the provisions of Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Portfolio at the following annual rates:

      Growth Portfolio.............................  .75%
      Small Cap Portfolio..........................  .85
      MidCap Growth Portfolio......................  .80
      Capital Appreciation Portfolio...............  .85

   (b) BROKERAGE COMMISSIONS: During the six months ended April 30, 1997, the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc."), the Fund's distributor, commissions of $28,236, $36,459, $15,825 and $8,320, respectively, in connection with securities transactions.

   (c) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Fund. During the six months ended April 30, 1997, each Portfolio incurred fees of $1,250 for services provided by Alger Services.

   (d) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. At April 30, 1997, Alger Management and its affiliates owned 764,011 shares, 287,724 shares, 381,040 shares and 385,933 shares of the Growth Portfolio, the Small Cap Portfolio, the MidCap Growth Portfolio and the Capital Appreciation Portfolio, respectively.



NOTE 4--Securities Transactions:

   The following summarizes the securities transactions by the Fund, other than short-term securities, for the six months ended April 30, 1997:

                                      PURCHASES          SALES
                                      ---------          -----
Growth Portfolio..................  $16,176,196     $12,653,417
Small Cap Portfolio...............   21,321,413      24,654,044
MidCap Growth Portfolio...........    6,766,680      11,593,569
Capital Appreciation Portfolio....    4,115,731       7,338,513

--------------------------------------------------------------------------------
THE ALGER RETIREMENT FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--Lines of Credit:

   The Capital Appreciation Portfolio has lines of credit with banks whereby it may borrow up to 1/3 of its assets, as defined, up to a maximum of $45,000,000. Such borrowings have variable interest rates and are payable on demand. For the six months ended April 30, 1997, the Portfolio had borrowings which averaged $154,834 at a weighted average interest rate of 6.30%.

NOTE 6--Share Capital:

   The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four classes of shares.

   During the six months ended April 30, 1997, transactions of shares of beneficial interest were as follows:

                                        SHARES        AMOUNT
                                        ------        ------

Growth Portfolio
  Shares sold                           950,191    $ 9,229,319
  Shares redeemed                      (515,035)    (5,269,939)
                                     ----------    -----------
  Net increase                          435,156    $ 3,959,380
                                     ==========    ===========

Small Cap Portfolio
  Shares sold                           364,643    $ 6,573,356
  Shares redeemed                      (533,474)    (9,669,833)
                                     ----------    -----------
  Net decrease                         (168,831)   $(3,096,477)
                                     ==========    ===========

MidCap Growth Portfolio
  Shares sold                            10,155    $   155,995
  Shares redeemed                      (300,727)    (4,656,620)
                                     ----------    -----------
  Net decrease                         (290,572)   $(4,500,625)
                                     ==========    ===========

Capital Appreciation Portfolio
  Shares sold                            17,681    $   183,205
  Shares redeemed                      (310,304)    (3,238,661)
                                     ----------    -----------
  Net decrease                         (292,623)   $(3,055,456)
                                     ==========    ===========



   During the year ended October 31, 1996, transactions of shares of beneficial interest were as follows:

                                        SHARES        AMOUNT
                                        ------        ------

Growth Portfolio
  Shares sold                            61,014    $   717,882
  Dividends reinvested                  315,748      2,895,406
                                     ----------    -----------
                                        376,762      3,613,288
  Shares redeemed                      (281,860)    (3,487,192)
                                     ----------    -----------
  Net increase                           94,902    $   126,096
                                     ==========    ===========

Small Cap Portfolio
  Shares sold                           567,108    $10,311,184
  Dividends reinvested                  138,215      2,507,225
                                     ----------    -----------
                                        705,323     12,818,409
  Shares redeemed                      (307,294)    (5,598,528)
                                     ----------    -----------
  Net increase                          398,029    $ 7,219,881
                                     ==========    ===========

MidCap Growth Portfolio
  Shares sold                            50,525      $ 813,902
  Dividends reinvested                  111,850      1,618,472
                                     ----------    -----------
                                        162,375      2,432,374
  Shares redeemed                      (158,661)    (2,662,173)
                                     ----------    -----------
  Net increase (decrease)                 3,714    $  (229,799)
                                     ==========    ===========

Capital Appreciation Portfolio
  Shares sold                            53,444    $   588,689
  Dividends reinvested                  179,584      1,765,311
                                     ----------    -----------
                                        233,028      2,354,000
  Shares redeemed                      (192,540)    (2,440,328)
                                     ----------    -----------
  Net increase (decrease)                40,488    $   (86,328)
                                     ==========    ===========